INCOME TAX (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Income Tax [Abstract]
Current tax expense, Current year	$ 14,378	$ 7,220	$ 3,022
Deferred tax expense (income), Creation and reversal of temporary differences	5,310	(8,168)	(12,603)
Tax (benefit) expenses	$ 19,688	$ (948)	$ (9,581)